LEASE LIABILITY - Disclosure of detailed information about non-current contractual lease obligations (Details)	Dec. 31, 2022 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Non-current contractual lease obligations	$ 164,469
2023 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current contractual lease obligations	128,370
2024 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current contractual lease obligations	30,806
2025 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current contractual lease obligations	$ 5,293